Taxes to Recover	12 Months Ended
Dec. 31, 2021
Taxes to recover
Taxes to Recover

8. Taxes to recover

a. Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2021	12/31/2020
ICMS (a.1)	893,206	1,129,325
PIS and COFINS (a.2) (a.3)	1,177,513	1,297,029
Value-added tax (IVA) of foreign subsidiaries	179	35,600
Others	37,127	57,704
Total	2,108,025	2,519,658
Current	1,061,227	1,044,850
Non-current	1,046,798	1,474,808

a.1 The recoverable ICMS net of provision for losses is substantially related to the following subsidiaries and operations:

(i) The subsidiaries Oxiteno S.A., Empresa Carioca de Produtos Químicos S.A. (“EMCA”) and Oleoquímica Indústria e Comércio de Produtos Químicos Ltda. (“Oleoquímica”) accumulate credits in the amount of R$ R$ 195,037 as of December 31, 2020 due to sales and transfer transactions within and outside the State of Bahia at reduced rates.

(ii) The subsidiaries IPP, Bahiana Distribuidora de Gás Ltda. (“Bahiana”), Cia. Ultragaz, AMPM and Iconic Lubrificantes S.A. (“Iconic”) have credits in the amount of R$ 893,206 (R$ 754,882 as of December 31, 2020) recognized, mainly, of the following nature: a) transactions of inputs and outputs of products subject to taxation of the own ICMS; b) interstate outflows of oil-related products, whose ICMS was prepaid by the supplier (Petróleo Brasileiro S.A. (“Petrobras”)), in the case of the subsidiaries IPP, Bahiana and Cia. Ultragaz and c) credits for refunds of the ICMS-ST (tax substitution) overpaid when the estimated calculation base is used higher than the actual operation practiced by the subsidiary IPP.

(iii) As of December 31, 2021, the amount of R$ 19,015, net of provision for impairment of assets, was reclassified to assets held for sale. The subsidiary Extrafarma had ICMS credits and ICMS-ST (tax substitution) advances in the amount of R$ R$ 179,405 as of December 31, 2020, on the inflow and outflow of operations carried out by its distribution centers, mostly in the North and Northeast, as well as refunds of the ICMS-ST portion overpaid when the estimated calculation base is used higher than the actual operation.

The amounts of recoverable ICMS are realized by the taxed operations itself, being a revolving credit, which means that the credits are monthly offset with the tax payable on sales and new credits are generated by the acquisition of inputs, as well as by the State's refund on tax substitution operations. Management estimates the realization of the credits classified in non-current assets within an average term of up to 5 years.

The provision for ICMS losses, in the amount of R$ 48,502 (R$ 52,338 as of December 31, 2020), relates to tax credits of the subsidiaries.

a.2 The recoverable PIS and COFINS is substantially related to:

(i) The balance of PIS and COFINS includes credits recorded under Laws 10,637/2002 and 10,833/2003 in the amount of R$ 607,373 (R$ 651,051 as of December 31, 2020), whose realization will occur through the offset of debts administered by the Brazilian Federal Revenue Service (“RFB”) in an estimated term of up to 2 years by management. As of December 31, 2021, the amount of R$ 93,108 was reclassified to assets held for sale, as per Note 3.a.

(ii) The subsidiaries IPP, Tropical Transportes Ipiranga Ltda (“Tropical”), AMPM, Iconic and Ultragaz have credits in the amount of R$ 570,140 (R$ 645,978 as of December 31, 2020) resulting from a favorable decision on the exclusion of ICMS from the calculation basis of PIS and COFINS (see item a.3 below). The management estimates the realization of these credits within up to 3 years. As of December 31, 2021, the amount of R$ 275,813 was reclassified to assets held for sale, as per Note 3.c.1.

The credit balance of PIS and COFINS is realized through the settlement of own debts in subsequent months or with other debts managed by the Receita Federal and social security for cases that the law allows.

a.3 On March 15, 2017, due to general repercussions, the STF decided that ICMS does not compose the basis for calculating PIS and COFINS. After filing the Union's Embargoes for Clarification, the STF definitively ruled about the thesis on May 13, 2021, reaffirming the exclusion of the highlighted ICMS from the PIS and COFINS calculation basis and modulating the effects of the decision for the lawsuits filed after March 15, 2017. Certain subsidiaries have credits originated from favorable decisions on the exclusion of ICMS from the PIS and COFINS calculation base, having been recorded in results, up to the present year of 2021, the amount of R$ 569,212, of which R$ 279,598 of principal and R$ 289,614 of monetary variation (R$ 154,225, of which R$ 66,415 of principal and R$ 87,810 of monetary variation recognized in profit or loss up to 2020 – re-presented).

b. Recoverable income tax and social contribution taxes

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries, arising from the tax advances of previous years, as well as referring to lawsuits the non-incidence of IRPJ and CSLL on the monetary variation (SELIC) in the repetition of undue payments (see note 10.e), with management estimating the realization of these credits within up to 5 years.

	12/31/2021	12/31/2020
IRPJ and CSLL	447,191	627,285
Current	291,833	366,080
Non-current	155,358	261,205